Income from operations - Audit and audit-related fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income from operations [Line Items]
Auditor's remuneration for audit services	€ 12.7	€ 15.0
Audit-related fees	1.3	2.2
Auditor's remuneration for tax services	0.0	0.0
Auditor's remuneration for other services	0.0	0.0
Auditor's remuneration	14.0	17.2
EY NL
Income from operations [Line Items]
Auditor's remuneration for audit services		9.5
Audit-related fees		1.9
Auditor's remuneration		11.4
EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services		5.5
Audit-related fees		0.3
Auditor's remuneration		5.8
PwC NL
Income from operations [Line Items]
Auditor's remuneration for audit services	6.5
Audit-related fees	1.3
Auditor's remuneration for tax services	0.0
Auditor's remuneration for other services	0.0
Auditor's remuneration	7.8
PwC Network
Income from operations [Line Items]
Auditor's remuneration for audit services	6.2
Audit-related fees	0.0
Auditor's remuneration for tax services	0.0
Auditor's remuneration for other services	0.0
Auditor's remuneration	6.2
Consolidated financial statements
Income from operations [Line Items]
Auditor's remuneration for audit services	9.4	12.5
Consolidated financial statements | EY NL
Income from operations [Line Items]
Auditor's remuneration for audit services		9.5
Consolidated financial statements | EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services		3.0
Consolidated financial statements | PwC NL
Income from operations [Line Items]
Auditor's remuneration for audit services	6.5
Consolidated financial statements | PwC Network
Income from operations [Line Items]
Auditor's remuneration for audit services	2.9
Statutory financial statement
Income from operations [Line Items]
Auditor's remuneration for audit services	3.3	2.5
Statutory financial statement | EY NL
Income from operations [Line Items]
Auditor's remuneration for audit services		0.0
Statutory financial statement | EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services		2.5
Statutory financial statement | PwC NL
Income from operations [Line Items]
Auditor's remuneration for audit services	0.0
Statutory financial statement | PwC Network
Income from operations [Line Items]
Auditor's remuneration for audit services	3.3
Sustainability assurance
Income from operations [Line Items]
Audit-related fees	1.3	1.6
Sustainability assurance | EY NL
Income from operations [Line Items]
Audit-related fees		1.6
Sustainability assurance | EY Network
Income from operations [Line Items]
Audit-related fees		0.0
Sustainability assurance | PwC NL
Income from operations [Line Items]
Audit-related fees	1.3
Sustainability assurance | PwC Network
Income from operations [Line Items]
Audit-related fees	0.0
Other services
Income from operations [Line Items]
Audit-related fees	0.1	0.6
Other services | EY NL
Income from operations [Line Items]
Audit-related fees		0.3
Other services | EY Network
Income from operations [Line Items]
Audit-related fees		€ 0.3
Other services | PwC NL
Income from operations [Line Items]
Audit-related fees	0.1
Other services | PwC Network
Income from operations [Line Items]
Audit-related fees	€ 0.0